Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding $ / Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
American Funds Global Growth Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 21.55% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from expected accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
The portfolio’s overweight allocation to overseas equities contributed to returns for the period, with financials, information technology and industrials being particularly additive. Domestic equities also positively contributed to portfolio returns with information technology, communication services and industrials being major contributors.
The fund’s overseas holdings in health care contributed negatively to results, while U.S. equities holdings saw negative contributions from financials and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Growth Portfolio — Class 4 *	21.55%	7.74%	11.06%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 81,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 81
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	80.01%
Growth-and-income funds	20.07%
Other assets less liabilities	(0.08	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, fin ancial
statement disclosure or auditing scope or procedure.

American Funds Growth and Income Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 16.12% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis.
U.S. equity holdings saw negative contributions from materials, while non-U.S. equities saw negative contributions from health care. Fixed income holdings contributed modestly to the portfolio’s total return, while continuing to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth and Income Portfolio — Class 4 *	16.12%	7.43%	8.82%
S&P 500 Index †	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
AFIS Growth and Income Portfolio Series Custom Index †	16.38%	7.22%	8.55%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 441,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 441
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	12%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	40.03%
Fixed income funds	29.98%
Equity-income funds	10.02%
Growth funds	9.99%
Balanced funds	5.03
Asset allocation funds	5.03%
Other assets less liabilities	(0.08	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Managed Risk Growth Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 11.27% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities were the strongest contributor to results, with information technology, communication services and industrials sectors being particularly additive. While non-U.S. equities constituted a relatively small portion of the portfolio, they outpaced domestic stocks and contributed meaningfully to overall results.
The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive return
s, d
id not contribute significantly to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth Portfolio — Class P2 *	11.27%	5.35%	7.53%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,781,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,781
Total number of portfolio holdings	30
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accou
n
ting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Managed Risk Growth and Income Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth and Income Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp othetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 12.81% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporates earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities were the biggest contributors to results, with information technology, industrials and communication services adding meaningfully to total results. While non-U.S. equities outpaced domestic stocks, they constituted a smaller portion of the portfolio, contributing modestly to overall results.
The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive returns, did not contribute significantly to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth and Income Portfolio — Class P2 *	12.81%	5.91%	6.75%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,326,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,326
Total number of portfolio holdings	27
Total advisory fees paid (in millions)	$ 1
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversig ht and
fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Managed Risk Global Allocation Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Global Allocation Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 14.08% for the year ended December 31, 2025. That result compares with a 11.89% gain for the S&P Global LargeMidCap Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from expected accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Overseas stocks were the largest contributors, with financials, information technology and industrials being particularly additive. Domestic equities also added to overall portfolio returns, with information technology, industrials and communication services offering the most significant contributions.
The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive absolute returns, did not significantly contribute to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Global Allocation Portfolio — Class P2 *	14.08%	3.90%	5.61%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
S&P Global LargeMidCap Managed Risk Index - Moderate †	11.89%	6.92%	7.42%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,963,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 356,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 353,963
Total number of portfolio holdings	20
Total advisory fees paid (in thousands)	$ 356
Portfolio turnover rate	21%

Holdings [Text Block]	Portfolio holdin gs b y fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy pothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 1 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 1 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2070 Target
Date
Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17
% g
ain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 1A 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 1A shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 2 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 2 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares .
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund chan
ges
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement
Fund
.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement Fund .
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche
LLP
was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.45% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited returns as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2070 Target Date Fund - Class 4 2	20.45%	19.08%
S&P 500 Index 3	17.88%	22.06%
S&P Target Date 2065+ Index 3	20.17%	19.00%
Bloomberg U.S. Aggregate Index 3	7.30%	6.98%
1
Class 4 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 1,000,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material
fund
changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026,
the
fund name is American Funds IS
2070
Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2070 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.61% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1 2	20.61%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
Bloomberg
Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 363,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands )	None
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2065
Target
Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2065 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board ov ersigh
t and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.61% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1A 2	20.61%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 363,000
Holdings Count	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands )	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective
January
1, 2026, the fund name is American Funds IS 206
5 Targ
et Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 206 5 Targ et Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.60% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 2 2	20.60%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 363,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands )	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1,
2026
, the fund name is American Funds IS 2065 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026 , the fund name is American Funds IS 2065 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.61% for the year ended December 31, 2025. That result compares with a 20.17% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
Conversely, while the fund’s exposure to non-U.S. stocks contributed on an absolute basis, its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns in the sector lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 4 2	20.61%	18.70%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2065+ Index 3	20.17%	17.46%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 363,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 363
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS
2065
Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2065 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2060 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.90% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1 2	20.90%	18.69%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 784,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.

American Funds IS 2060 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.90% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1A 2	20.90%	18.69%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 784,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2060 Target
Date
Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2060 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.98% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 2 2	20.98%	18.72%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index.
Source
(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 784,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“
PwC
”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2060 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.90% for the year ended December 31, 2025. That result compares with a 19.94% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 4 2	20.90%	18.69%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2060 Index 3	19.94%	17.15%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 784,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 784
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	121%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	49.11%
Growth-and-income funds	36.99%
Balanced funds	8.04%
Fixed income funds	5.99%
Other assets less liabilities	(0.13)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American
Funds
IS 2060 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2060 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 22.28% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1 2	22.28%	19.23%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective
January
1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 22.28% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1A 2	22.28%	19.23%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS
2055
Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 22.36% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 2 2	22.36%	19.26%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were
first
offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is
American
Funds IS 2055 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 22.28% for the year ended December 31, 2025. That result compares with a 20.06% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Stock selections within consumer discretionary detracted as returns lagged the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 4 2	22.28%	19.23%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2055 Index 3	20.06%	17.13%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	23%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	50.25%
Growth-and-income funds	37.99%
Balanced funds	8.52%
Fixed income funds	6.28%
Equity-income funds	0.84
Other assets less liabilities	(3.88	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2055 Target Date Retirement Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 11,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or
upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or
upon request at
(800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1A 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 11,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete
information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete
information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 2 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 11,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect
to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025,
PricewaterhouseCoopers
LLP (“
PwC
”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 21.94% for the year ended December 31, 2025. That result compares with a 19.56% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Selections within consumer discretionary lowered the sector’s contribution as its returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 4 2	21.94%	18.93%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2050 Index 3	19.56%	16.94%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 11,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	29%

Holdings [Text Block]
Portfolio
holdings by fund type
(percent of net assets)
Growth funds	45.61%
Growth-and-income funds	34.59%
Balanced funds	9.21%
Fixed income funds	6.05%
Equity-income funds	4.60
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information
, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS
2050
Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2050 Target Date Retirement Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information
, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 21.55% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
ret
urns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1 2	21.55%	18.68%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 17,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key f und statistics
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of ne t assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fun
d.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement Fun d.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 21.55% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
eturn
s
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1A 2	21.55%	18.68%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 17,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fu nd statistics
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net a ssets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fu
nd.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement Fu nd.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 21.55% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
retu
rns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 2 2	21.55%	18.68%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 17,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund stati stic s
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of ne t assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fun
d.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement Fun d.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 21.63% for the year ended December 31, 2025. That result compares with a 19.48% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for the majority of the fund’s holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposure to emerging markets debt contributed positively as these assets saw double-digit returns. Securitized debt also contributed.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as emerging markets and eurozone equities in particular outpaced U.S. markets. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio.Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
tot
al returns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 4 2	21.63%	18.71%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2045 Index 3	19.48%	16.51%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 17,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fun d statistics
Fund net assets (in millions)	$ 17
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of ne t assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement
Fun
d.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2045 Target Date Retirement Fun d.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2040 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.66% for the year ended December 31, 2025. That result compares with a 18.20% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1 2	20.66%	17.85%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 19,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	35.82%
Growth-and-income f unds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement d isclosure
or auditing scope or procedure.

American Funds IS 2040 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.66% for the year ended December 31, 2025. That result compares with a 18.20% gain for the S&P Target Date 2040 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1A 2	20.66%	17.85%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 19,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	35.82%
Growth-and-income funds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointe
d as th
e fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2040 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") f or the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.66% for the year ended December 31, 2025. That result compares with a 18.20% gain for the S&P Target Date 2040 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 2 2	20.66%	17.85%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 19,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net as
sets)
Growth funds	35.82%
Growth-and-income funds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement
Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2040 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.10% for the year ended December 31, 2025. That result
compares with a 18.20% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Select investments within consumer discretionary detracted as the sector’s returns trailed the overall portfolio. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 4 2	20.10%	17.54%
S&P 500 Index 3	17.88%	22.14%
S&P Target Date 2040 Index 3	18.20%	15.56%
Bloomberg U.S. Aggregate Index 3	7.30%	4.25%
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results refl ect fee w
aivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 19,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	31%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth funds	35.82%
Growth-and-income funds	32.61%
Fixed income funds	13.90%
Balanced funds	10.63%
Equity-income funds	7.22
Other assets less liabilities	(0.18	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2040 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the " fund ") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 17.73% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1 2	17.73%	8.43%	10.02%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 21,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 17.83% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1A 2	17.83%	8.44%	10.02%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 21,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 17.83% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 2 2	17.83%	8.44%	10.02%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 21,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 17.13% for the year ended December 31, 2025. That result compares with a 16.80% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity and fixed income portfolios both saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. Within fixed income, exposures to securitized and corporate debt were additive to the portfolio and the holdings helped to fulfill their roles seeking capital preservation and income generation.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 4 2	17.13%	7.91%	9.59%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2035 Index 3	16.80%	8.19%	9.24%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 21,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	55%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net
assets
)
Growth-and-income funds	30.38%
Fixed income funds	27.16%
Growth funds	21.93%
Balanced funds	13.08%
Equity-income funds	8.05
Other assets less liabilities	(0.60	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement
Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2035 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2030 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 16.09% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1 2	16.09%	7.33%	8.62%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 39,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2030 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 16.19% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1A 2	16.19%	7.33%	8.62%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 39,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2030 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 16.09% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 2 2	16.09%	7.33%	8.62%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 39,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2030 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.62% for the year ended December 31, 2025. That result compares with a 15.13% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equity markets delivered solid returns in 2025, fueled by investor enthusiasm for artificial intelligence (AI), and strong corporate earnings. Double-digit gains for global stocks outpaced U.S. returns. U.S. bond markets also produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates three times and inflation remained moderate.
The fund’s equity portfolio saw positive absolute returns over the year. U.S. stocks, which account for most of the fund’s equity holdings, contributed meaningfully to absolute returns, owing in part to gains from information technology sector exposure as AI stocks outpaced the broader market. The fixed income portfolio also gained over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio.
The fund’s exposure to non-U.S. stocks contributed on an absolute basis, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market. Materials sector holdings detracted as returns declined. Within fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns, but were helped by strong security selection in curve positioning.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 4 2	15.62%	6.81%	8.19%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2030 Index 3	15.13%	7.07%	8.12%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 39,000,000
Holdings Count | $ / Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 39
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	69%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	37.18%
Growth-and-income funds	26.33%
Growth funds	14.75%
Balanced funds	12.80%
Equity-income funds	9.00
Other assets less liabilities	(0.06	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2030 Target Date Retirement Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2025 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 14.79% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1 2	14.79%	6.35%	7.65%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 24,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2025 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 14.79% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1A 2	14.79%	6.35%	7.65%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 24,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2025 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting perio d.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 14.79% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 2 2	14.79%	6.35%	7.65%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 24,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2025 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 14.20% for the year ended December 31, 2025. That result compares with a 13.98% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stock returns outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.`

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 4 2	14.20%	5.82%	7.16%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2025 Index 3	13.98%	6.07%	7.13%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 24,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	93%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2025 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2020 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 14.30% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1 2	14.30%	6.23%	7.15%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 33,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte &
T
ouche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2020 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 14.20% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1A 2	14.20%	6.21%	7.15%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 33,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to upda te
board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2020 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 14.30% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 2 2	14.30%	6.23%	7.15%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 33,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim perio
d through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2020 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 13.64% for the year ended December 31, 2025. That result compares with a 12.72% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to absolute returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 4 2	13.64%	5.70%	6.64%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2020 Index 3	12.72%	5.35%	6.33%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 33,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.19%
Growth-and-income funds	21.52%
Equity-income funds	18.17%
Balanced funds	11.78%
Growth funds	2.39
Other assets less liabilities	(0.05	) %
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since
January 1, 2025
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2020 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since
January 1, 2025
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2015 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 13.40% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1 2	13.40%	5.94%	6.77%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 137,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operation
s. At no
point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2015 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 13.40% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1A 2	13.40%	5.94%	6.77%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 137,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Tou ch
e LLP was a
ppoin
ted as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2015 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 13.40% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 2 2	13.40%	5.94%	6.77%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 137,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2015 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.83% for the year ended December 31, 2025. That result compares with a 12.15% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 4 2	12.83%	5.41%	6.26%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2015 Index 3	12.15%	4.91%	5.94%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 137,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 137
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.12%
Equity-income funds	20.12%
Growth-and-income funds	19.19%
Balanced funds	10.65%
Other assets less liabilities	(0.08)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2015 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, fi na
ncial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 13.08% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1 2	13.08%	5.70%	6.44%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 562,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & T ouch
e LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 13.08% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1A 2	13.08%	5.70%	6.44%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 562,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 13.08% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 2 2	13.08%	5.70%	6.44%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 562,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 i nve stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.42% for the year ended December 31, 2025. That result compares with a 11.91% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. bond markets produced positive results in 2025 as the U.S. Federal Reserve (Fed) cut rates and inflation remained moderate. U.S. equities lagged international and emerging markets but still delivered solid returns, fueled by growing investor enthusiasm for artificial intelligence (AI), and strong corporate earnings.
The fund’s fixed income portfolio saw positive absolute returns over the year and helped to fulfill its roles seeking capital preservation and income generation. Exposures to securitized and corporate debt were additive to the portfolio. The fund’s equity investment returns also rose over the year. A large U.S. equity allocation contributed meaningfully to absolute returns, particularly in high returning sectors including information technology, where AI stocks outpaced the broader market.
In fixed income, the fund’s U.S. Treasuries holdings lagged broader market returns on an absolute basis, but were helped by strong security selection in curve positioning. In equities, the fund’s exposure to non-U.S. stocks contributed to relative returns, however its lower exposure relative to domestic stocks limited return potential as eurozone, U.K. and emerging markets stocks outpaced the U.S. market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 4 2	12.42%	5.16%	5.92%
S&P 500 Index 3	17.88%	14.42%	15.42%
S&P Target Date 2010 Index 3	11.91%	4.54%	5.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.92%
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Dec. 06, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 562,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 562
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.07%
Equity-income funds	25.20%
Growth-and-income funds	15.19%
Balanced funds	8.63%
Other assets less liabilities	(0.09)
Total	100.00%

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.

Material Fund Change Name [Text Block]	Effective January 1, 2026, the fund name is American Funds IS 2010 Target Date Retirement Income Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the f un
d’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.